Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues and other income
Lease revenue	$ 4,867,623	$ 4,991,551		$ 3,449,571
Net (loss) gain on sale of assets	138,522	183,328		37,497
Other income (loss)	145,986	112,676		104,491
Total Revenues and other income	5,152,131	5,287,555		3,591,559
Expenses
Depreciation and amortization	1,791,336	1,843,003		1,282,228
Asset impairment	81,607	16,335		21,828
Interest expense	1,091,861	1,099,884		780,349
Leasing expenses	582,530	522,413		141,572
Transaction, integration and restructuring related expenses	53,389	58,913		148,792
Selling, general and administrative expenses	351,012	381,308		299,892
Total Expenses	3,951,735	3,921,856		2,674,661
Income before income taxes and income of investments accounted for under the equity method	1,200,396	1,365,699	[1]	916,898	[1]
Provision for income taxes	(173,496)	(189,805)	[2]	(137,373)	[2]
Equity in net earnings of investments accounted for under the equity method	12,616	1,278		28,973
Net income (loss)	1,039,516	1,177,172		808,498
Net loss attributable to non-controlling interest	7,114	1,558		1,949
Net income attributable to AerCap Holdings N.V.	1,046,630	1,178,730		810,447
AerCap Aviation Notes [Member]
Revenues and other income
Lease revenue	4,868,000	4,992,000		3,450,000
Net (loss) gain on sale of assets	139,000	183,000		38,000
Other income (loss)	145,000	113,000		104,000
Total Revenues and other income	5,152,000	5,288,000		3,592,000
Expenses
Depreciation and amortization	1,791,000	1,843,000		1,282,000
Asset impairment	82,000	16,000		22,000
Interest expense	1,092,000	1,100,000		781,000
Leasing expenses	583,000	522,000		142,000
Transaction, integration and restructuring related expenses	53,000	59,000		149,000
Selling, general and administrative expenses	351,000	382,000		300,000
Total Expenses	3,952,000	3,922,000		2,676,000
Income before income taxes and income of investments accounted for under the equity method	1,200,000	1,366,000		916,000
Provision for income taxes	(173,000)	(190,000)		(137,000)
Equity in net earnings of investments accounted for under the equity method	13,000	1,000		29,000
Net (loss) income before income from subsidiaries	1,040,000	1,177,000		808,000
Net income (loss)	1,040,000	1,177,000		808,000
Net loss attributable to non-controlling interest	7,000	2,000		2,000
Net income attributable to AerCap Holdings N.V.	1,047,000	1,179,000		810,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income (loss)	6,000	9,000		25,000
Total Revenues and other income	6,000	9,000		25,000
Expenses
Interest expense		12,000		13,000
Selling, general and administrative expenses	60,000	108,000		83,000
Total Expenses	60,000	120,000		96,000
Income before income taxes and income of investments accounted for under the equity method	(54,000)	(111,000)		(71,000)
Provision for income taxes	7,000	28,000		(1,000)
Net (loss) income before income from subsidiaries	(47,000)	(83,000)		(72,000)
Income (loss) from subsidiaries	1,094,000	1,262,000		882,000
Net income (loss)	1,047,000	1,179,000		810,000
Net income attributable to AerCap Holdings N.V.	1,047,000	1,179,000		810,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Expenses
Interest expense	20,000	20,000		20,000
Total Expenses	20,000	20,000		20,000
Income before income taxes and income of investments accounted for under the equity method	(20,000)	(20,000)		(20,000)
Provision for income taxes	5,000	5,000
Net (loss) income before income from subsidiaries	(15,000)	(15,000)		(20,000)
Net income (loss)	(15,000)	(15,000)		(20,000)
Net income attributable to AerCap Holdings N.V.	(15,000)	(15,000)		(20,000)
AerCap Aviation Notes [Member] | AerCap Ireland Ltd. [Member]
Revenues and other income
Lease revenue	157,000	110,000		81,000
Net (loss) gain on sale of assets		14,000		10,000
Other income (loss)	507,000	430,000		254,000
Total Revenues and other income	664,000	554,000		345,000
Expenses
Depreciation and amortization	64,000	52,000		9,000
Interest expense	378,000	268,000		244,000
Leasing expenses	26,000	50,000		96,000
Selling, general and administrative expenses	68,000	202,000		72,000
Total Expenses	536,000	572,000		421,000
Income before income taxes and income of investments accounted for under the equity method	128,000	(18,000)		(76,000)
Provision for income taxes	(16,000)	2,000		(93,000)
Net (loss) income before income from subsidiaries	112,000	(16,000)		(169,000)
Income (loss) from subsidiaries	867,000	1,088,000		869,000
Net income (loss)	979,000	1,072,000		700,000
Net income attributable to AerCap Holdings N.V.	979,000	1,072,000		700,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue	4,711,000	4,882,000		3,369,000
Net (loss) gain on sale of assets	139,000	169,000		28,000
Other income (loss)	400,000	476,000		377,000
Total Revenues and other income	5,250,000	5,527,000		3,774,000
Expenses
Depreciation and amortization	1,727,000	1,791,000		1,273,000
Asset impairment	82,000	16,000		22,000
Interest expense	1,388,000	1,397,000		932,000
Leasing expenses	557,000	472,000		46,000
Transaction, integration and restructuring related expenses	53,000	59,000		149,000
Selling, general and administrative expenses	297,000	277,000		269,000
Total Expenses	4,104,000	4,012,000		2,691,000
Income before income taxes and income of investments accounted for under the equity method	1,146,000	1,515,000		1,083,000
Provision for income taxes	(169,000)	(225,000)		(43,000)
Equity in net earnings of investments accounted for under the equity method	13,000	1,000		29,000
Net (loss) income before income from subsidiaries	990,000	1,291,000		1,069,000
Income (loss) from subsidiaries	112,000	(16,000)		(169,000)
Net income (loss)	1,102,000	1,275,000		900,000
Net loss attributable to non-controlling interest	7,000	2,000		2,000
Net income attributable to AerCap Holdings N.V.	1,109,000	1,277,000		902,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Revenues and other income
Other income (loss)	(768,000)	(802,000)		(552,000)
Total Revenues and other income	(768,000)	(802,000)		(552,000)
Expenses
Interest expense	(694,000)	(597,000)		(428,000)
Selling, general and administrative expenses	(74,000)	(205,000)		(124,000)
Total Expenses	(768,000)	(802,000)		(552,000)
Income (loss) from subsidiaries	(2,073,000)	(2,334,000)		(1,582,000)
Net income (loss)	(2,073,000)	(2,334,000)		(1,582,000)
Net income attributable to AerCap Holdings N.V.	$ (2,073,000)	$ (2,334,000)		$ (1,582,000)

[1]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.
[2]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.